--------------------------------------------------------------------------------
CONNECTICUT
DAILY TAX FREE                            600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                 (212) 830-5200
================================================================================






Dear Shareholder:


We are pleased to present the annual report of Connecticut Daily Tax Free Income Fund, Inc. for the year ended January 31, 2000.

The Fund had net assets of $185,776,436 and 486 active shareholders as of January 31, 2000.

Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,
[GRAPHIC OMITTED][GRAPHIC OMITTED]




\s\Steven W. Duff



Steven W. Duff
President





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
JANUARY 31, 2000
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
      Face                                                                      Maturity                  Value             Standard
     Amount                                                                       Date       Yield     (Note 1)    Moody's  & Poor's
     ------                                                                       ----       -----      ------     -------    ------
Other Tax Exempt Investments (17.33%)
------------------------------------------------------------------------------------------------------------------------------------
 $     450,000  Connecticut Regional School District #6 (c)                     06/01/00     3.13%  $    454,067
     3,780,000  Connecticut State GO Bonds - Series B (c)                       03/15/00     3.07      3,786,490
     3,150,000  Danbury, CT BAN (c)                                             08/08/00     3.75      3,150,598
     2,330,000  East Granby, CT BAN (c)                                         08/10/00     3.39      2,333,519
     2,589,000  New Fairfield, CT BAN (c)                                       08/02/00     3.70      2,589,492
     2,000,000  Old Saybrook, CT (c)                                            09/06/00     3.78      2,000,223
     3,550,000  Puerto Rico Commonwealth Highway RB - Series Q
                Collateralized by U.S. Government Obligations                   07/01/00     3.05      3,685,116              AAA
     2,100,000  Towns of Bethany and Orange, CT Regional School District #5 (c) 03/23/00     2.79      2,101,190
     3,000,000  Towns of Bethlehem and Woodbury, CT
                Regional School District #14 (c)                                05/25/00     3.06      3,000,267
     1,000,000  Town of Brookfield, CT BAN (c)                                  12/08/00     3.79      1,000,324
     1,735,000  Town of Manchester, CT GO (c)                                   07/06/00     3.34      1,739,290
     3,350,000  Town of Rocky Hill, CT GO BAN (c)                               03/15/00     3.09      3,351,419
     3,000,000  Windsor, CT BAN                                                 01/18/01     3.79      3,011,110    MIG-1     SP1+
 -------------                                                                                      ------------
    32,034,000  Total Other Tax Exempt Investments                                                    32,203,105
 -------------                                                                                      ------------
Other Variable Rate Demand Instruments (b) (56.32%)
------------------------------------------------------------------------------------------------------------------------------------
 $   3,100,000  Connecticut Development Authority Refunding Airport Hotel RB
                (Bradley Airport Hotel Project) - Series 1997A
                LOC Kredietbank                                                 03/01/17     3.00%  $  3,100,000    VMIG-1
     1,000,000  Connecticut Development Authority Refunding Airport Hotel RB
                (Bradley Airport Hotel Project) - Series 1997B
                LOC Royal Bank Of Canada                                        03/01/17     3.00      1,000,000    VMIG-1
     5,600,000  Connecticut Development Authority PCRB
                (CT Light & Power Company Project) - Series 1996A
                Insured by AMBAC Indemnity Corp.                                05/01/31     2.90      5,600,000    VMIG-1    A1+
     5,000,000  Connecticut HFA (Elm Haven) - Series A (c)
                LOC Fleet National Bank                                         12/01/17     2.95      5,000,000
       800,000  Connecticut HFA Housing Mortgage
                Finance Program Bonds - Series 1995G
                Insured by AMBAC Indemnity Corp.                                05/15/18     3.10        800,000    VMIG-1    A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
      Face                                                                      Maturity                  Value             Standard
     Amount                                                                       Date       Yield     (Note 1)    Moody's  & Poor's
     ------                                                                       ----       -----      ------     -------    ------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   6,750,000  Connnecticut Resources Recovery Authority
                (Ref-Fuel Company of South East Connecticut - Duke Capital)     11/15/15     3.40%  $   6,750,000             A1
     3,100,000  Connecticut Special Tax Obligation RB
                (Second Lien Transportation Infrastructure)
                LOC Commerzbank A.G.                                            12/01/10     3.25       3,100,000     P1      A1+
     1,700,000  Connecticut State Development Authority (Independent Living)
                LOC Chase Manhattan Bank, N.A.                                  07/01/15     3.15       1,700,000   VMIG-1
     6,000,000  Connecticut State Development Authority IDRB
                (Gerber Scientific Incorporated)
                LOC Wachovia Bank & Trust Co., N.A.                             12/01/14     3.25       6,000,000             A1+
     5,000,000  Connecticut State General Obligation - Series 1997 B            05/15/14     2.80       5,000,000   VMIG-1    A1+
     1,500,000  Connecticut State Special Tax Obligation RB
                (Second Lien Transportation Infrastructure)
                LOC Commerzbank A.G.                                            12/01/10     3.25       1,500,000     P1      A1+
     4,000,000  Morgan Stanley Floating Rate
                (Connecticut State General Obligation) (c)                      05/01/09     3.15       4,000,000
     1,855,000  Puerto Rico Ana Mendez University System
                (Industrial Tourist Educational, Medical & Environmental)
                LOC Banco Santander                                             10/01/21     2.50       1,855,000             A1+
    19,000,000  Puerto Rico Commonwealth (Floating Rate Trust Receipts)         07/30/00     3.55      19,000,000   VMIG-1
     6,000,000  Puerto Rico Commonwealth GO
                (Puerto Rico Electric Power Authority)
                Insured by MBIA Insurance Corp.                                 07/01/23     2.80       6,000,000   VMIG-1
     2,000,000  Puerto Rico Public Finance Corporation
                (Commonwealth Appropriation)
                Insured by AMBAC Indemnity Corp.                                12/01/06     2.80       2,000,000             A1
     3,000,000  Puerto Rico Electric Power Authority - Series AA
                Insured by MBIA Insurance Corp.                                 07/01/22     2.60       3,000,000             A1+
     1,660,000  Shelton, CT Housing Authority RB (c)
                LOC First Union National Bank                                   01/01/31     3.10       1,660,000
     4,600,000  State of Connecticut Ascension - Series 99B                     11/15/29     3.10       4,600,000   VMIG-1    A1+
     5,100,000  State of Connecticut HEFA (Bradley Health Care Issue) - Series B
                LOC Fleet National Bank                                         07/01/29     2.70       5,100,000   VMIG-1
     1,400,000  State of Connecticut HEFA (Charlotte Hungerford Hospital)
                LOC Bank of Boston                                              07/01/13     3.15       1,400,000   VMIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JANUARY 31, 2000
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
      Face                                                                      Maturity                  Value             Standard
     Amount                                                                       Date       Yield     (Note 1)    Moody's  & Poor's
     ------                                                                       ----       -----      ------     -------    ------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   1,600,000  State of Connecticut HEFA
                (Hospital of Saint Raphael Issue) - Series K
                LOC Kredietbank                                                 07/01/22     2.65%  $   1,600,000   VMIG-1
     1,370,000  State of Connecticut HEFA (Sharon Hospital Issue)
                LOC Bank of Boston                                              07/01/27     3.15       1,370,000   VMIG-1
    11,100,000  State of Connecticut HEFA (Yale University)                     07/01/29     2.85      11,100,000   VMIG-1    A1+
     2,400,000  State of Connecticut HEFA - Series A
                LOC Credit Locale de France                                     07/01/24     3.15       2,400,000   VMIG-1
 -------------                                                                                      -------------
   104,635,000  Total Other Variable Rate Demand Instruments                                          104,635,000
 -------------                                                                                      -------------
Put Bonds (d) (9.78%)
------------------------------------------------------------------------------------------------------------------------------------
 $   1,000,000  Connecticut HEFA (Yale New Haven Hospital) - Series E
                Insured by FGIC                                                 06/01/00     3.20%  $   1,000,000   VMIG-1    A1+
       805,000  Connecticut HFA Program                                         09/05/00     3.90         805,000   VMIG-1
     8,200,000  Connecticut State Special Assessment
                Unemployment Compensation RB
                Insured by FGIC                                                 07/01/00     3.38       8,200,000   VMIG-1    A1+
     8,160,000  Puerto Rico Industrial Medical & Environmental PCFA RB
                (Reynolds Metals Corporation)
                LOC ABN AMRO Bank N.V.                                          09/01/00     3.50       8,160,000   VMIG-1    A1+
 -------------                                                                                      -------------
    18,165,000  Total Put Bonds                                                                        18,165,000
 -------------                                                                                      -------------
Tax Exempt Commercial Paper (17.71%)
------------------------------------------------------------------------------------------------------------------------------------
 $     895,000  Connecticut HFA Mortgage Project 1989 - Series D
                Guaranteed by FHA/VA/Private Mortgages                          02/08/00     3.70%  $     895,000   VMIG-1    A1+
     2,500,000  Connecticut HFA Mortgage Project 1989 - Series D
                Guaranteed by FHA/VA/Private Mortgages                          02/11/00     3.30       2,500,000   VMIG-1    A1+
     8,500,000  Puerto Rico Government Development Bank                         02/09/00     3.40       8,500,000             A1+
     5,000,000  Puerto Rico Government Development Bank                         02/16/00     3.30       5,000,000             A1+
     2,000,000  State of Connecticut HEFA RB (Yale University)                  02/16/00     3.00       2,000,000   VMIG-1    A1+
     7,000,000  State of Connecticut Special Assessment Second Injury Fund
                LOC Credit Agricole/Credit Commercial de Belgique               02/03/00     3.65       7,000,000     P1      A1+
     7,000,000  State of Connecticut Special Assessment Second Injury Fund
                LOC Credit Agricole/Credit Commercial de Belgique               03/08/00     3.65       7,000,000     P1      A1+
 -------------                                                                                      -------------
    32,895,000  Total Tax Exempt Commercial Paper                                                      32,895,000
 -------------                                                                                      -------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
      Face                                                                      Maturity                  Value             Standard
     Amount                                                                       Date       Yield     (Note 1)    Moody's  & Poor's
     ------                                                                       ----       -----      ------     -------    ------
Variable Rate Demand Instruments Participations (b) (0.29%)
------------------------------------------------------------------------------------------------------------------------------------
 $     538,815  Connecticut State Development Authority IDRB (Nefco Holding)
                LOC Chase Manhattan Bank, N.A.                                  11/01/00     5.52%  $     538,815   P1        A1
 -------------                                                                                      -------------
       538,815  Total Variable Rate Demand Instruments - Participations                                   538,815
 -------------                                                                                      -------------
                Total Investments (101.43%) (Cost $188,436,920+)                                    $ 188,436,920
                Liabilities in Excess of Cash and Other Assets (-1.43%)                             (   2,660,484)
                                                                                                    -------------
                Net Assets (100.00%)                                                                $ 185,776,436
                                                                                                    =============
                Net Asset Value, offering and redemption price per share:
                Class A Shares,           100,503,792 Shares Outstanding (Note 3)                   $        1.00
                                                                                                    =============
                Class B Shares,            10,629,178 Shares Outstanding (Note 3)                   $        1.00
                                                                                                    =============
                Evergreen Shares,          33,678,234 Shares Outstanding (Note 3)                   $        1.00
                                                                                                    =============
                Chase Vista Select Shares, 40,988,227 Shares Outstanding (Note 3)                   $        1.00
                                                                                                    =============

                +  Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:
(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors have determined to be of comparable quality to those rated securities in which the Fund invests.

(d)  The maturity date indicated is the next put date.

KEY:
     BAN       =  Bond Anticipation Note                             IDRB   =   Industrial Development Revenue Bond
     FGIC      =  Financial Guaranteed Insurance Company             LOC    =   Letter of Credit
     GO        =  General Obligation                                 PCFA   =   Pollution Control Finance Authority
     HEFA      =  Health and Education Facilities Authority          PCRB   =   Pollution Control Revenue Bond
     HFA       =  Housing Finance Authority                          RB     =   Revenue Bond

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED JANUARY 31, 2000

================================================================================



INVESTMENT INCOME

 Income:
   Interest..................................................................................$       5,425,779
                                                                                              ----------------
 Expenses: (Note 2)
   Investment management fee.................................................................          520,876
   Administration fee........................................................................          364,613
   Shareholder servicing fee (Class A).......................................................          261,229
   Shareholder servicing fee (Evergreen shares)..............................................           33,335
   Shareholder servicing fee (Chase Vista Select shares).....................................           36,749
   Custodian expenses........................................................................           24,580
   Shareholder servicing and related shareholder expenses....................................           79,852
   Legal, compliance and filing fees.........................................................           56,396
   Audit and accounting......................................................................           76,539
   Directors' fees...........................................................................           15,230
   Other.....................................................................................           10,298
                                                                                              ----------------
       Total expenses........................................................................        1,479,697
       Less: Expenses paid indirectly........................................................(             277)
                                                                                              ----------------
              Net expenses...................................................................        1,479,420
                                                                                              ----------------
   Net investment income.....................................................................        3,946,359

 REALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments.....................................................            2,668
                                                                                              ----------------
 Increase in net assets from operations......................................................$       3,949,027
                                                                                              ================



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JANUARY 31, 2000 AND 1999

================================================================================


                                                                               2000                        1999
                                                                        ----------------            ------------------
 INCREASE (DECREASE) IN NET ASSETS

 Operations:
     Net investment income......................................        $      3,946,359            $       4,302,232

     Net realized gain (loss) on investments....................                   2,668                          546
                                                                         ---------------             ----------------
 Increase (decrease) in net assets from operations..............               3,949,027                    4,302,778

 Dividends to shareholders from net investment income:
     Class A....................................................        (      2,908,519)*          (       4,298,462)*
     Class B....................................................        (        198,653)*          (           3,770)*
     Evergreen shares...........................................        (        398,613)*                    --
     Chase Vista Select shares..................................        (        440,574)*                    --
 Capital share transactions (Note 3):
     Class A....................................................        (     81,749,348)                  14,447,178
     Class B....................................................              10,240,419                      384,423
     Evergreen shares...........................................              33,678,234                      --
     Chase Vista Select Class...................................              40,988,227                      --
                                                                         ---------------             ----------------
     Total increase (decrease)..................................               3,160,200                   14,832,147
 Net assets:
     Beginning of year..........................................             182,616,236                  167,784,089
                                                                         ---------------             ----------------
     End of year................................................        $    185,776,436            $     182,616,236
                                                                         ===============             ================

 * Designated as exempt-interest dividends for federal income tax purposes.






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies.

Connecticut Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has four classes of stock authorized, Class A, Class B, Evergreen shares and Chase Vista Select shares. The Class A, Evergreen and Chase Vista Select shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects all share classes represent the same interest in the income and assets of the Fund. The Fund is a short-term, tax-exempt money market Fund. The Evergreen and Chase Vista Select shares commenced on July 30, 1999. Its financial statements are prepared in accordance with accounting principles generally accepted in the United States for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
2.  Investment   Management  Fees  and  Other   Transactions   with  Affiliates.
(Continued)

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A, Evergreen and Chase Vista Select shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A, Evergreen and Chase Vista Select shares, a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $3,000 per annum plus $500 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $86,888 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as servicing agent for the Fund.

Included in the statement of operations under the caption "Shareholder servicing and related shareholder expenses" are expense offsets of $277.

3. Capital Stock.

At January 31, 2000, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $185,781,120. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                      Year                               Year
 Class A                                              Ended                              Ended
 -------                                        January 31, 2000                   January 31, 1999
                                                ----------------                   ----------------
 Sold...................................            328,532,184                        324,965,031
 Issued on reinvestment of dividends....              2,921,055                          4,392,198
 Redeemed...............................         (  413,202,587)                   (   314,910,051)
                                                  -------------                     --------------
 Net increase (decrease)................         (   81,749,348)                        14,447,178
                                                  =============                     ==============

                                                      Year                               Year
 Class B                                              Ended                              Ended
 -------                                        January 31, 2000                   January 31, 1999
                                                ----------------                   ----------------
 Sold...................................             93,352,275                            973,103
 Issued on reinvestment of dividends....                175,387                              3,412
 Redeemed...............................         (   83,287,243)                   (       592,092)
                                                  -------------                     --------------
 Net increase (decrease)................             10,240,419                            384,423
                                                  =============                     ==============

                                                  July 30, 1999
 Evergreen Shares                          (Commencement of Offering)
 ----------------                              to January 31, 2000
                                               -------------------
 Sold...................................             65,494,918
 Issued on reinvestment of dividends....                398,197
 Redeemed...............................         (   32,214,881)
                                                  -------------
 Net increase (decrease)................             33,678,234
                                                  =============


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

3. Capital Stock. (Continued)

                                                  July 30, 1999
 Chase Vista Select Shares                 (Commencement of Offering)
 -------------------------                     to January 31, 2000
                                               -------------------
 Sold...................................             83,337,503
 Issued on reinvestment of dividends....                404,479
 Redeemed...............................         (   42,753,755)
                                                  -------------
 Net increase (decrease)................             40,988,227
                                                  =============

4. Sales of Securities.

Accumulated undistributed net realized losses at January 31, 2000 amounted to $4,684. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire January 31, 2005 through January 31, 2006.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Connecticut and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 32% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.













--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

6. Financial Highlights.

                                                                            Year Ended January 31,
 CLASS A                                            ---------------------------------------------------------------------
 -------                                              2000           1999           1998           1997           1996
                                                    --------       --------       --------       --------       --------
 Per Share Operating Performance:
 (for a share outstanding throughout the year)
 Net asset value, beginning of year............     $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                    --------       --------       --------       --------       --------
 Income from investment operations:
    Net investment income......................        0.023          0.025          0.027          0.026          0.030
 Less distributions:
    Dividends from net investment income.......     (  0.023)      (  0.025)      (  0.027)      (  0.026)      (  0.030)
                                                     -------        -------        -------        -------        -------
 Net asset value, end of year..................     $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                    ========       ========       ========       ========       ========
 Total Return..................................        2.31%          2.52%          2.74%          2.59%          3.02%
 Ratios/Supplemental Data
 Net assets, end of year (000).................     $ 100,554      $ 182,227      $ 167,780      $ 136,606      $ 105,826
 Ratios to average net assets:
    Expenses...................................        0.86%          0.88%          0.89%          0.91%          0.91%
    Net investment income......................        2.26%          2.48%          2.70%          2.56%          2.96%
    Administration fees waived.................         --             --             --             --            3.02%
    Expenses paid indirectly...................         --             --             --            0.02%           --

                                                               Year Ended
                                                               January 31,                           October 10, 1996
 CLASS B                                            -------------------------------------     (Commencement of Offering) to
 -------                                              2000          1999           1998             January 31, 1997
                                                    --------      --------       --------           ----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..........     $  1.00       $  1.00        $  1.00               $  1.00
                                                    --------      --------       --------              --------
 Income from investment operations:
    Net investment income......................        0.025         0.027          0.029                 0.009
 Less distributions:
    Dividends from net investment income.......     (  0.025)     (  0.027)      (  0.029)             (  0.009)
                                                     -------       -------        -------               -------
 Net asset value, end of period................     $  1.00       $  1.00        $  1.00               $  1.00
                                                    ========      ========       ========              ========
 Total Return..................................        2.50%         2.72%          2.96%                 2.83%*
 Ratios/Supplemental Data
 Net assets, end of period (000)...............     $ 10,628      $    389       $      4              $      7
 Ratios to average net assets:
    Expenses...................................        0.67%         0.69%          0.67%                 0.70%*
    Net investment income......................        2.49%         2.50%          2.95%                 2.80%*
    Expenses paid indirectly...................        --             --             --                   0.02%*

 *......................................Annualized

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

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CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

6. Financial Highlights. (Continued)
                                                            July 30, 1999
                                                    (Commencement of Offering) to
 EVERGREEN SHARES                                           January 31, 2000
 ----------------                                           ----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period.................         $  1.00
                                                               --------
 Income from investment operations:
    Net investment income.............................            0.012
 Less distributions:
    Dividends from net investment income..............         (  0.012)
                                                                -------
 Net asset value, end of period.......................         $  1.00
                                                               ========
 Total Return.........................................            2.31%*
 Ratios/Supplemental Data
 Net assets, end of period (000)......................         $  33,611
 Ratios to average net assets:
    Expenses..........................................            0.86%*
    Net investment income.............................            2.26%*

                                                            July 30, 1999
                                                    (Commencement of Offering) to
 CHASE VISTA SELECT SHARES                                  January 31, 2000
 -------------------------                                  ----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period.................         $  1.00
                                                               --------
 Income from investment operations:
    Net investment income.............................            0.012
 Less distributions:
    Dividends from net investment income..............         (  0.012)
                                                                -------
 Net asset value, end of period.......................         $  1.00
                                                               ========
 Total Return.........................................            2.31%*
 Ratios/Supplemental Data
 Net assets, end of period (000)......................         $  40,983
 Ratios to average net assets:
    Expenses..........................................            0.86%*
    Net investment income.............................            2.26%*
 *.............................. Annualized

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

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CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================





To the Board of Directors and Shareholders of Connecticut Daily Tax Free Income Fund, Inc.





In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") at January 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at January 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended January 31, 1999, including the financial highlights for each of the four years in the period then ended were audited by other independent accountants whose report dated February 26, 1999 expressed an unqualified opinion on those financial statements.


                                                      PricewaterhouseCoopers LLP
New York, New York
February 29, 2000










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

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
CHANGE IN INDEPENDENT ACCOUNTANTS

================================================================================






On August 13, 1999, McGladrey & Pullen, LLP ("McGladrey") resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP ("PwC") to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC.

The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the two most recent fiscal years and through August 13, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

Effective August 13, 1999, the Fund, with the approval of its Board of Directors and its Audit Committee, engaged PwC as its independent auditors.












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------













                                   CONNECTICUT
                                   DAILY
                                   TAX FREE
                                   INCOME
                                   FUND, INC.
















                                              Annual Report
                                            January 31, 2000



















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------






------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------


Connecticut Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020






CT1/00A

--------------------------------------------------------------------------------